CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Investment Holdings [Line Items]
Schedule showing break-down of the Company's total long-term investments
	Accounting Method	December 31, 2015	December 31, 2014
		(in thousands)
Cortina	Cost Method	$—	$—
GCT Semiconductor, Inc.	Cost Method	811	811
Xalted Networks	Cost Method	—	—
UTStarcom Hong Kong Holdings Ltd	Cost Method	10,000	—
SBI	Cost Method	1,283	1,560
Investment using Cost Method Total		12,094	2,371
ACELAND	Equity Method	1,109	2,109
UiTV	Equity Method	—	—
Shareholder Loan to ACELAND	Equity Method	7,119	7,119
Investment using Equity Method Total		8,228	9,228
UiTV	Available for sale	—	20,000
AioTV	Available for sale	5,700	8,000
UTStarcom Hong Kong Holdings Ltd	Available for sale	—	20,200
Investments Classified as available-for-sale Total		5,700	48,200
Total Investment		$26,022	$59,799

Summary of condensed financial information of UiTV Media
	Condensed Year Ended December 31, 2015	Condensed Year Ended December 31, 2014	Condensed Year Ended December 31, 2013
	(In thousands)	(In thousands)	(In thousands)
Operating data:
Revenue	$8,693	$7,460	$1,984
Gross profit	$1,200	$(116)	$(3,164)
Loss from operations	$(7,881)	$(12,087)	$(16,354)
Net loss	$(12,374)	$(15,469)	$(18,170)
Net loss attributable to UTStarcom Holdings Corp.	$(10,949)	$(13,744)	$(15,942)

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(In thousands)	(In thousands)	(In thousands)
Balance sheet data:
Current assets	$3,317	$6,582	$8,712
Long-term assets	$5,046	$10,062	$37,538
Current liabilities	$(9,526)	$(48,759)	$(1,384)
Long-term liabilities	$(43,396)	$(1,240)	$(56,047)
Non-controlling interests	$5,474	$4,570	$2,822

Summary of available-for-sale investments:

The following is a summary of available-for-sale investments as of December 31, 2015:

	Cost	Cash Collection	Impairment charges and equity losses	Transfer-out from available-for-sale investments	Realized gain	Estimated fair value
	(in thousands)
Security of a public company	$2,299	$(2,299)	$—	$—	$—	$—
Convertible bonds of privately-held company	40,700	(10,000)	(20,000)	(10,000)	(200)	500
Preferred convertible shares of privately-held company	8,000	—	(2,800)	—	—	5,200
Total available-for-sale investments	$50,999	$(12,299)	$(22,800)	$(10,000)	$(200)	$5,700

 The following is a summary of available-for-sale investments as of December 31, 2014:

	Cost	Impairment charges and equity losses	Unrealized gain	Estimated fair value
		(in thousands)
Securities of a public company	$1,826	$—	$473	$2,299
Convertible bonds of privately-held company	45,971	5,971	200	40,200
Preferred convertible shares of privately-held company	8,000	—	—	8,000
Total available-for-sale investments	$55,797	$5,971	$673	$50,499

Schedule of financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy
	Level 1	Level 2	Level 3	Total
	(in thousands)
As of December 31, 2015
Short-term investments	$—	$—	$—	$—
Long-term investments	—	—	5,700	5,700
As of December 31, 2014
Short-term investments	2,299	—	—	2,299
Long-term investments	$—	$—	$48,200	$48,200

Schedule of changes in financial assets using unobservable inputs (Level 3)
Amount In thousands
As of December 31, 2013	$53,971
Less: Share of loss from Associates	(3,570)
Less: Impairment Charges	(2,401)
Add: Unrealized gain	200
As of December 31, 2014	$48,200
Less: Share of loss from Associates	(13,954)
Less: Impairment Charges	(8,846)
Less: Cash Collection	(10,000)
Less: Transfer-out from available-for-sale investments	(10,000)
Add: New invest in convertible bond	500
Add: Unrealized gain	(200)
As of December 31, 2015	$5,700

Aio TV Inc [Member]
Investment Holdings [Line Items]
Schedule of significant inputs for the valuation model used to estimate fair value of investments
	Year Ended	Year Ended
	December 31	December 31
	2015	2014
Total fair value of invested Capital as at valuation date (in thousands)	5,200	11,954
Risk free rate of interest	1.6%	1.7%
Dividend yield	0%	0%
Expiration date	2017/11/14	2017/11/14
Volatility	50.8%	55.5%